                        GNA VARIABLE INVESTMENT ACCOUNT

                              FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                        GNA VARIABLE INVESTMENT ACCOUNT

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1
Statements of Assets and Liabilities....................................... F-2
Statements of Operations................................................... F-3
Statements of Changes in Net Assets........................................ F-6
Notes to Financial Statements.............................................. F-9

                         Independent Auditors' Report

Contractholders
GNA Variable Investment Account
  and
The Board of Directors
General Electric Capital Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GNA Variable Investment Account (the Account) (comprising the GE Investments Funds, Inc. -- Income, Premier Growth Equity, Value Equity, International Equity, U.S. Equity, and Money Market Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GNA Variable Series Trust Portfolios -- GNA Adjustable Rate, GNA Government, GNA Growth and GNA Value Portfolios; and the GE Variable Investment Trust Portfolios -- GE U.S. Equity, GE International Equity, GE Fixed Income and GE Money Market Portfolios of the GNA Variable Investment Account for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the GNA Variable Investment Account as of December 31, 1999, and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended, in conformity with generally accepted accounting principles.

                                   KPMG LLP

Richmond, Virginia
February 11, 2000

                        GNA VARIABLE INVESTMENT ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1999

                                               GE Investments Funds, Inc.
                          --------------------------------------------------------------------
                                       Premier
                                        Growth     Value    International    U.S.      Money
                            Income      Equity     Equity      Equity       Equity    Market
                             Fund        Fund       Fund        Fund         Fund      Fund
                          ----------- ---------- ---------- ------------- ---------- ---------
ASSETS
Investments in GE
 Investments Funds,
 Inc., at fair value:
 Income Fund (1,769,654
  shares, cost --
   $24,174,587).........  $20,368,722        --         --          --           --        --
 Premier Growth Equity
  Fund (290,987 shares,
  cost -- $20,243,377)..          --  25,796,021        --          --           --        --
 Value Equity Fund
  (927,982 shares,
  cost -- $13,937,980)..          --         --  14,652,840         --           --        --
 International Equity
  Fund (846,830 shares,
  cost -- $11,706,177)..          --         --         --   12,253,630          --        --
 U.S. Equity Fund
  (870,351 shares,
  cost -- $28,989,521)..          --         --         --          --    32,986,295       --
 Money Market Fund
  (5,159,160 shares,
  cost -- $5,159,160)...          --         --         --          --           --  5,159,160
                          ----------- ---------- ----------  ----------   ---------- ---------
 Total assets...........  $20,368,722 25,796,021 14,652,840  12,253,630   32,986,295 5,159,160
                          =========== ========== ==========  ==========   ========== =========
Net assets:
 Attributable to General
  Electric Capital
  Assurance Company.....  $16,547,197 12,619,272  6,071,086  10,095,375   18,681,981 3,309,755
 Attributable to
  deferred variable
  annuity
  contractholders.......    3,821,525 13,176,749  8,581,754   2,158,255   14,304,314 1,849,405
                          ----------- ---------- ----------  ----------   ---------- ---------
                          $20,368,722 25,796,021 14,652,840  12,253,630   32,986,295 5,159,160
                          =========== ========== ==========  ==========   ========== =========
Outstanding units held
 by contractholders.....      369,944    705,016    689,852     142,084      973,745   171,718
                          =========== ========== ==========  ==========   ========== =========
 Net asset value per
  unit..................  $     10.33      18.69      12.44       15.19        14.69     10.77
                          =========== ========== ==========  ==========   ========== =========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                            STATEMENTS OF OPERATIONS

                                                                GE Investments Funds, Inc.
                   ------------------------------------------------------------------------------
                                Income Fund                      Premier Growth Equity Fund
                   --------------------------------------- --------------------------------------
                                              Period from                            Period from
                                              December 12,                           December 12,
                    Year ended    Year ended    1997 to     Year ended   Year ended    1997 to
                   December 31,  December 31, December 31, December 31, December 31, December 31,
                       1999          1998         1997         1999         1998         1997
                   ------------  ------------ ------------ ------------ ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......  $ 1,065,589     2,351,187     53,264        22,498       68,908       9,920
 Expenses:
 Mortality and
  expense risk
  charges (note
  3).............       77,964        67,377      3,285       194,543      129,274       6,135
                   -----------    ----------    -------     ---------    ---------     -------
Net investment
 income (loss)...      987,625     2,283,810     49,979      (172,045)     (60,366)      3,785
                   -----------    ----------    -------     ---------    ---------     -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....      (81,882)    1,314,687        (62)    3,833,269    2,049,328      13,532
 Unrealized
  appreciation
  (depreciation)
  on
  investments....   (1,316,475)   (2,472,562)   (16,828)    2,375,104    2,657,926     519,614
 Capital gain
  distribution...       28,460       409,811        --        773,974      760,446         --
                   -----------    ----------    -------     ---------    ---------     -------
Net realized and
 unrealized gain
 (loss) on
 investments.....   (1,369,897)     (748,064)   (16,890)    6,982,347    5,467,700     533,146
                   -----------    ----------    -------     ---------    ---------     -------
Increase
 (decrease) in
 net assets from
 operations......  $  (382,272)    1,535,746     33,089     6,810,302    5,407,334     536,931
                   ===========    ==========    =======     =========    =========     =======
                             Value Equity Fund
                   --------------------------------------
                                             Period from
                                             December 12,
                    Year ended   Year ended    1997 to
                   December 31, December 31, December 31,
                       1999         1998         1997
                   ------------ ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......     109,159       68,723         --
 Expenses:
 Mortality and
  expense risk
  charges (note
  3).............     129,863      127,916       6,415
                   ------------ ------------ ------------
Net investment
 income (loss)...     (20,704)     (59,193)     (6,415)
                   ------------ ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....   1,248,167    1,206,800       8,652
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     928,877     (542,115)    328,098
 Capital gain
  distribution...         --       324,326         --
                   ------------ ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....   2,177,044      989,011     336,750
                   ------------ ------------ ------------
Increase
 (decrease) in
 net assets from
 operations......   2,156,340      929,818     330,335
                   ============ ============ ============

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                                                                GE Investments Funds, Inc.
                   -----------------------------------------------------------------------------
                         International Equity Fund                   U.S. Equity Fund
                   -------------------------------------- --------------------------------------
                                             Period from                            Period from
                                             December 12,                           December 12,
                    Year ended   Year ended    1997 to     Year ended   Year ended    1997 to
                   December 31, December 31, December 31, December 31, December 31, December 31,
                       1999         1998         1997         1999         1998         1997
                   ------------ ------------ ------------ ------------ ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $   27,799      51,882         --        178,284      233,750      11,628
 Expenses:
 Mortality and
  expense risk
  charges (note
  3).............       27,331      27,791       1,349       225,853      170,197       7,503
                    ----------   ---------     -------     ---------    ---------     -------
Net investment
 income (loss)...          468      24,091      (1,349)      (47,569)      63,553       4,125
                    ----------   ---------     -------     ---------    ---------     -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    1,894,334     867,620       4,562     2,991,967    2,176,519       4,856
 Unrealized
  appreciation
  (depreciation)
  on
  investments....      221,880     151,208     174,364       828,272    2,615,198     553,304
 Capital gain
  distribution...      748,170     440,888         --      1,560,856      509,664         --
                    ----------   ---------     -------     ---------    ---------     -------
Net realized and
 unrealized gain
 (loss) on
 investments.....    2,864,384   1,459,716     178,926     5,381,095    5,301,381     558,160
                    ----------   ---------     -------     ---------    ---------     -------
Increase
 (decrease) in
 net assets from
 operations......   $2,864,852   1,483,807     177,577     5,333,526    5,364,934     562,285
                    ==========   =========     =======     =========    =========     =======
                             Money Market Fund
                   --------------------------------------
                                             Period from
                                             December 12,
                    Year ended   Year ended    1997 to
                   December 31, December 31, December 31,
                       1999         1998         1997
                   ------------ ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......    239,354      253,615       6,805
 Expenses:
 Mortality and
  expense risk
  charges (note
  3).............     33,728       35,594         835
                   ------------ ------------ ------------
Net investment
 income (loss)...    205,626      218,021       5,970
                   ------------ ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....        --           --          --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....        --           --          --
 Capital gain
  distribution...        --           --          --
                   ------------ ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....        --           --          --
                   ------------ ------------ ------------
Increase
 (decrease) in
 net assets from
 operations......    205,626      218,021       5,970
                   ============ ============ ============

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                            GNA Variable Series Trust Portfolios
                     -------------------------------------------------------
                           GNA           GNA          GNA
                       Adjustable    Government     Growth       GNA Value
                     Rate Portfolio   Portfolio    Portfolio     Portfolio
                     --------------- -----------  ------------  ------------
                      Period from January 1, 1997 to December 11, 1997
                     -------------------------------------------------------
Investment income:
 Income --
   dividends.......    $   388,100       488,825           --         76,044
 Expenses:
 Mortality and
  expense risk
  charges (note
  3)...............          5,383        23,496       102,106       105,445
                       -----------    ----------  ------------  ------------
Net investment
 income (loss).....        382,717       465,329      (102,106)      (29,401)
                       -----------    ----------  ------------  ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)...........        130,953       273,899     6,005,331     5,204,833
 Unrealized
  appreciation
  (depreciation) on
  investments......       (188,288)     (100,222)   (2,470,123)   (1,474,306)
                       -----------    ----------  ------------  ------------
Net realized and
 unrealized gain
 (loss) on
 investments.......        (57,335)      173,677     3,535,208     3,730,527
                       -----------    ----------  ------------  ------------
Increase (decrease)
 in net assets from
 operations........    $   325,382       639,006     3,433,102     3,701,126
                       ===========    ==========  ============  ============
                          GE Variable Investment Trust Portfolios
                     -----------------------------------------------------------
                      GE U.S.       GE International  GE Fixed       GE Money
                       Equity            Equity        Income         Market
                     Portfolio          Portfolio     Porfolio      Portfolio
                     -------------- ----------------- ------------- ------------
                     Period from January 1, 1997 to December 11, 1997
                     -----------------------------------------------------------
Investment income:
 Income --
   dividends.......            --                --        323,899       210,867
 Expenses:
 Mortality and
  expense risk
  charges (note
  3)...............        127,409            25,225        32,166         7,958
                     -------------- ----------------- ------------- ------------
Net investment
 income (loss).....       (127,409)          (25,225)      291,733       202,909
                     -------------- ----------------- ------------- ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)...........      6,278,595           654,601      (100,939)          --
 Unrealized
  appreciation
  (depreciation) on
  investments......       (998,789)         (345,887)      218,413           --
                     -------------- ----------------- ------------- ------------
Net realized and
 unrealized gain
 (loss) on
 investments.......      5,279,806           308,714       117,474           --
                     -------------- ----------------- ------------- ------------
Increase (decrease)
 in net assets from
 operations........      5,152,397           283,489       409,207       202,909
                     ============== ================= ============= ============

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 GE Investments Fund, Inc.
                    ------------------------------------------------------------------------------
                                 Income Fund                      Premier Growth Equity Fund
                    --------------------------------------- --------------------------------------
                                               Period from                            Period from
                                               December 12,                           December 12,
                     Year ended    Year ended    1997 to     Year ended   Year ended    1997 to
                    December 31,  December 31, December 31, December 31, December 31, December 31,
                        1999          1998         1997         1999         1998         1997
                    ------------  ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment
  income (loss)...  $   987,625     2,283,810       49,979     (172,045)     (60,366)       3,785
 Net realized gain
  (loss)..........      (81,882)    1,314,687          (62)   3,833,269    2,049,328       13,532
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,316,475)   (2,472,562)     (16,828)   2,375,104    2,657,926      519,614
 Capital gain
  distribution....       28,460       409,811          --       773,974      760,446          --
                    -----------    ----------   ----------   ----------   ----------   ----------
  Increase
   (decrease) in
   net assets from
   operations.....     (382,272)    1,535,746       33,089    6,810,302    5,407,334      536,931
                    -----------    ----------   ----------   ----------   ----------   ----------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital
  Assurance
  Company.........       77,962        67,401   15,388,105      295,079      129,456    6,271,166
 Net contract
  purchase
  payments........        4,029        45,225        2,780       99,070      107,326        4,382
 Transfers to the
  general account
  of General
  Electric Capital
  Assurance
  Company:
 Surrender
  benefits........     (678,640)     (500,898)      (5,457)    (948,351)    (424,894)      (6,778)
 Certificate
  maintenance
  charges.........         (743)       (1,119)        (394)      (3,360)      (3,985)        (736)
 Transfers from
  (to) the Fixed
  Guarantee Period
  Account
  (note 1)........       63,060      (252,919)         --      (164,240)    (229,573)         --
 Interfund
  transfers.......     (216,987)      105,581    5,085,173     (170,409)  (1,353,201)   9,440,502
                    -----------    ----------   ----------   ----------   ----------   ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     (751,319)     (536,729)  20,470,207     (892,211)  (1,774,871)  15,708,536
                    -----------    ----------   ----------   ----------   ----------   ----------
  Increase
   (decrease) in
   net assets.....   (1,133,591)      999,017   20,503,296    5,918,091    3,632,463   16,245,467
Net assets at
 beginning of
 period...........   21,502,313    20,503,296          --    19,877,930   16,245,467          --
                    -----------    ----------   ----------   ----------   ----------   ----------
Net assets at end
 of period........  $20,368,722    21,502,313   20,503,296   25,796,021   19,877,930   16,245,467
                    ===========    ==========   ==========   ==========   ==========   ==========
                              Value Equity Fund
                    --------------------------------------
                                              Period from
                                              December 12,
                     Year ended   Year ended    1997 to
                    December 31, December 31, December 31,
                        1999         1998         1997
                    ------------ ------------ ------------
From operations:
 Net investment
  income (loss)...      (20,704)     (59,193)      (6,415)
 Net realized gain
  (loss)..........    1,248,167    1,206,800        8,652
 Unrealized
  appreciation
  (depreciation)
  on investments..      928,877     (542,115)     328,098
 Capital gain
  distribution....          --       324,326          --
                    ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    2,156,340      929,818      330,335
                    ------------ ------------ ------------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital
  Assurance
  Company.........      205,906      129,504    4,457,440
 Net contract
  purchase
  payments........       16,478       53,453        5,063
 Transfers to the
  general account
  of General
  Electric Capital
  Assurance
  Company:
 Surrender
  benefits........     (891,503)    (562,195)      (6,683)
 Certificate
  maintenance
  charges.........       (2,452)      (3,006)        (770)
 Transfers from
  (to) the Fixed
  Guarantee Period
  Account
  (note 1)........     (118,006)    (151,878)         --
 Interfund
  transfers.......     (394,326)  (1,412,184)   9,911,506
                    ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (1,183,903)  (1,946,306)  14,366,556
                    ------------ ------------ ------------
  Increase
   (decrease) in
   net assets.....      972,437   (1,016,488)  14,696,891
Net assets at
 beginning of
 period...........   13,680,403   14,696,891          --
                    ------------ ------------ ------------
Net assets at end
 of period........   14,652,840   13,680,403   14,696,891
                    ============ ============ ============

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                                                                 GE Investments Fund, Inc.
                    ------------------------------------------------------------------------------
                          International Equity Fund                    U.S. Equity Fund
                    --------------------------------------- --------------------------------------
                                               Period from                            Period from
                                               December 12,                           December 12,
                     Year ended    Year ended    1997 to     Year ended   Year ended    1997 to
                    December 31,  December 31, December 31, December 31, December 31, December 31,
                        1999          1998         1997         1999         1998         1997
                    ------------  ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment
  income (loss)...  $       468       24,091       (1,349)      (47,569)      63,553        4,125
 Net realized gain
  (loss)..........    1,894,334      867,620        4,562     2,991,967    2,176,519        4,856
 Unrealized
  appreciation
  (depreciation)
  on investments..      221,880      151,208      174,364       828,272    2,615,198      553,304
 Capital gain
  distribution....      748,170      440,888          --      1,560,856      509,664          --
                    -----------    ---------    ---------    ----------   ----------   ----------
Increase
 (decrease) in net
 assets from
 operations.......    2,864,852    1,483,807      177,577     5,333,526    5,364,934      562,285
                    -----------    ---------    ---------    ----------   ----------   ----------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital
  Assurance
  Company.........      (39,025)      27,943    6,458,980       561,944      170,255   11,801,519
 Net contract
  purchase
  payments........       11,241       28,976        2,870        78,795      200,374        4,000
 Transfers to the
  general account
  of General
  Electric Capital
  Assurance
  Company:
 Surrender
  benefits........     (147,344)    (261,740)      (2,671)   (1,313,010)    (613,113)     (12,952)
 Certificate
  maintenance
  charges.........         (669)        (833)        (162)       (3,056)      (3,746)        (900)
 Transfers from
  (to) the Fixed
  Guarantee Period
  Account
  (note 1)........       (6,222)     (28,938)         --       (577,187)    (132,959)         --
 Interfund
  transfers.......      (84,939)    (293,109)   2,063,036        17,344      (28,884)  11,577,126
                    -----------    ---------    ---------    ----------   ----------   ----------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....     (266,958)    (527,701)   8,522,053    (1,235,170)    (408,073)  23,368,793
                    -----------    ---------    ---------    ----------   ----------   ----------
  Increase
   (decrease) in
   net assets.....    2,597,894      956,106    8,699,630     4,098,356    4,956,861   23,931,078
Net assets at
 beginning of
 period...........    9,655,736    8,699,630          --     28,887,939   23,931,078          --
                    -----------    ---------    ---------    ----------   ----------   ----------
Net assets at end
 of period........  $12,253,630    9,655,736    8,699,630    32,986,295   28,887,939   23,931,078
                    ===========    =========    =========    ==========   ==========   ==========
                              Money Market Fund
                    --------------------------------------
                                              Period from
                                              December 12,
                     Year ended   Year ended    1997 to
                    December 31, December 31, December 31,
                        1999         1998         1997
                    ------------ ------------ ------------
From operations:
 Net investment
  income (loss)...     205,626       218,021       5,970
 Net realized gain
  (loss)..........         --            --          --
 Unrealized
  appreciation
  (depreciation)
  on investments..         --            --          --
 Capital gain
  distribution....         --            --          --
                    ------------ ------------ ------------
Increase
 (decrease) in net
 assets from
 operations.......     205,626       218,021       5,970
                    ------------ ------------ ------------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital
  Assurance
  Company.........      33,528        41,821   2,939,080
 Net contract
  purchase
  payments........       7,452        20,139         517
 Transfers to the
  general account
  of General
  Electric Capital
  Assurance
  Company:
 Surrender
  benefits........    (976,067)   (2,370,648)     (1,563)
 Certificate
  maintenance
  charges.........      (1,019)       (1,098)       (100)
 Transfers from
  (to) the Fixed
  Guarantee Period
  Account
  (note 1)........     148,230      (230,400)        --
 Interfund
  transfers.......     849,317     2,981,797   1,288,557
                    ------------ ------------ ------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      61,441       441,611   4,226,491
                    ------------ ------------ ------------
  Increase
   (decrease) in
   net assets.....     267,067       659,632   4,232,461
Net assets at
 beginning of
 period...........   4,892,093     4,232,461         --
                    ------------ ------------ ------------
Net assets at end
 of period........   5,159,160     4,892,093   4,232,461
                    ============ ============ ============

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                          GNA Variable Series Trust Portfolios                GE Variable Investment Trust Portfolios
                    ---------------------------------------------------  ----------------------------------------------------
                         GNA          GNA          GNA                     GE U.S.    GE International  GE Fixed    GE Money
                      Adjustable   Government    Growth      GNA Value     Equity          Equity        Income      Market
                    Rate Portfolio Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio   Portfolio
                    -------------- ----------  -----------  -----------  -----------  ---------------- ----------  ----------
                    Period from January 1, 1997 to December 11, 1997      Period from January 1, 1997 to December 11, 1997
                    ---------------------------------------------------  ----------------------------------------------------
From operations:
 Net investment
  income (loss)...    $  382,717      465,329     (102,106)     (29,401)    (127,409)       (25,225)      291,733     202,909
 Net realized gain
  (loss)..........       130,953      273,899    6,005,331    5,204,833    6,278,595        654,601      (100,939)        --
 Unrealized
  appreciation
  (depreciation)
  on investments..      (188,288)    (100,222)  (2,470,123)  (1,474,306)    (998,789)      (345,887)      218,413         --
                      ----------   ----------  -----------  -----------  -----------     ----------    ----------  ----------
  Increase
   (decrease) in
   net assets from
   operations.....       325,382      639,006    3,433,102    3,701,126    5,152,397        283,489       409,207     202,909
                      ----------   ----------  -----------  -----------  -----------     ----------    ----------  ----------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital
  Assurance
  Company.........    (6,158,342)  (6,488,903)  (6,153,825)  (4,342,012) (11,661,721)    (6,429,736)   (2,619,291) (2,907,614)
 Net contract
  purchase
  payments........        10,245        8,146      184,598      196,401      326,796         68,681        11,635     108,361
 Transfers to the
  general account
  of General
  Electric Capital
  Assurance
  Company:
 Surrender
  benefits........       (23,205)    (112,501)    (541,696)    (506,461)    (723,956)      (112,780)     (327,061)   (471,661)
 Certificate
  maintenance
  charges.........          (646)      (2,820)     (12,286)     (12,654)     (15,289)        (3,051)       (3,860)     (2,151)
 Transfers from
  (to) the Fixed
  Guarantee Period
  Account
  (note 1)........           --           317        5,292       61,352       19,082            318           --      672,162
 Interfund
  transfers.......      (500,222)  (2,106,593)  (9,318,325)  (9,555,206) (11,090,320)    (1,984,547)   (2,838,511) (1,972,176)
                      ----------   ----------  -----------  -----------  -----------     ----------    ----------  ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (6,672,170)  (8,702,354) (15,836,242) (14,158,580) (23,145,408)    (8,461,115)   (5,777,088) (4,573,079)
                      ----------   ----------  -----------  -----------  -----------     ----------    ----------  ----------
  Increase
   (decrease) in
   net assets.....    (6,346,788)  (8,063,348) (12,403,140) (10,457,454) (17,993,011)    (8,177,626)   (5,367,881) (4,370,170)
Net assets at
 beginning of
 period...........     6,346,788    8,063,348   12,403,140   10,457,454   17,993,011      8,177,626     5,367,881   4,370,170
                      ----------   ----------  -----------  -----------  -----------     ----------    ----------  ----------
Net assets at end
 of period........    $      --           --           --           --           --             --            --          --
                      ==========   ==========  ===========  ===========  ===========     ==========    ==========  ==========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1999

(1) Description of Entity

   GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation
(GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, General Electric Capital Corporation (GECC) and General Electric Company (GE Company). The merger has no impact on net assets or unit values of the Account.

   The Account holds certain benefits for group deferred variable annuity policies issued by GNA. No new contracts are issued in the Account, however, existing contractholders can continue to add premiums to the Account.

   On December 11, 1997, the Account added the GE Investments Funds, Inc.-- Income, Premier Growth Equity, Value Equity, International Equity, U.S. Equity and Money Market Funds. Effective December 11, 1997, the Securities and Exchange Commission approved the substitution of certain investment subdivisions. Assets were transferred as follows:

   Before the Substitution             After the Substitution
   -----------------------             ----------------------
   Shares of Adjustable Rate
    Portfolio--                        Shares of Income Fund--
   GNA Variable Series Trust           GE Investments Funds, Inc.

   Shares of Government Portfolio--    Shares of Income Fund--
   GNA Variable Series Trust           GE Investments Funds, Inc.

   Shares of Fixed Income Portfolio--  Shares of Income Fund--
   GE Variable Investment Trust        GE Investments Funds, Inc.

   Shares of Growth Portfolio--        Shares of Premier Growth Equity Fund--
   GNA Variable Series Trust           GE Investments Funds, Inc.

   Shares of Value Portfolio--         Shares of Value Equity Fund--
   GNA Variable Series Trust           GE Investments Funds, Inc.

   Shares of International Equity
    Portfolio--                        Shares of International Equity Fund--
   GE Variable Investment Trust        GE Investments Funds, Inc.

   Shares of U.S. Equity Portfolio--   Shares of U.S. Equity Fund--
   GE Variable Investment Trust        GE Investments Funds, Inc.

   Shares of Money Market Portfolio--  Shares of Money Market Fund--
   GE Variable Investment Trust        GE Investments Funds, Inc.

   The foregoing substitutions were carried out with the approval of any necessary departments of insurance. Effective December 12, 1997, GNA closed the Variable Series Trust and GE Variable Investment Trust Portfolios.

   Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GECA. The net assets related to deferred variable annuity policies are the property of GECA and cannot be used to settle liabilities arising out of any other business of GECA.

(2) Summary of Significant Accounting Policies

 (a) Investments

   Investments in shares of the portfolios are recorded at their net asset value. The net asset value is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on an average-cost basis. Dividend income is recorded on the ex-dividend date.

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                                  1999
                                                         -----------------------
                                                           Cost of    Proceeds
                                                           shares       from
                                                          acquired   shares sold
                                                         ----------- -----------
GE Investments Funds, Inc.:
 Income Fund............................................ $ 1,490,890  1,226,124
 Premier Growth Equity Fund.............................  34,455,281 34,745,563
 Value Equity Fund......................................   6,722,234  7,926,841
 International Equity Fund..............................  26,864,326 26,382,646
 U.S. Equity Fund.......................................  36,156,111 35,877,994
 Money Market Fund......................................   1,799,800  1,532,733

 (b) Unit Activity

   The increase (decrease) in outstanding units from capital transactions for the years ended December 31, 1999, 1998 and 1997 are as follows:

                                          GE Investment Funds, Inc.
                         ---------------------------------------------------------------
                                   Premier
                                    Growth    Value    International   U.S.      Money
                          Income    Equity    Equity      Equity      Equity     Market
                           Fund      Fund      Fund        Fund        Fund       Fund
                         --------  --------  --------  ------------- ---------  --------
Units outstanding,
 12/31/96...............      --        --        --          --           --        --
Units purchased.........      278       440       508         287          402        52
Units redeemed..........     (546)     (659)     (660)       (263)      (1,276)     (156)
Units exchanged.........  508,517   944,046   991,184     206,271    1,157,743   128,855
                         --------  --------  --------    --------    ---------  --------
Units outstanding,
 12/31/97...............  508,249   943,827   991,032     206,295    1,156,869   128,751
Units purchased.........   71,462   172,206   163,497      60,655      124,349   511,772
Units redeemed.......... (130,434) (336,153) (347,927)   (107,212)    (175,739) (471,310)
                         --------  --------  --------    --------    ---------  --------
Units outstanding,
 12/31/98...............  449,277   779,880   806,602     159,738    1,105,479   169,213
Units purchased.........   30,218    54,769    44,081      17,657       35,580   137,012
Units redeemed.......... (109,551) (129,633) (160,831)    (35,311)    (167,314) (134,507)
                         --------  --------  --------    --------    ---------  --------
Units outstanding,
 12/31/99...............  369,944   705,016   689,852     142,084      973,745   171,718
                         ========  ========  ========    ========    =========  ========

                                       GNA Variable Series Trust Portfolios
                                     ------------------------------------------
                                        GNA
                                     Adjustable    GNA        GNA        GNA
                                        Rate    Government  Growth      Value
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                     ---------- ---------- ---------  ---------
Units outstanding, 12/31/96.........   43,230     177,813   501,297    479,779
Units purchased.....................      871         763    10,439     10,707
Units redeemed......................   (1,978)     (9,454)  (31,630)   (28,076)
Units exchanged.....................  (42,123)   (169,122) (480,106)  (462,410)
                                      -------    --------  --------   --------
Units outstanding, 12/31/97.........      --          --        --         --
                                      =======    ========  ========   ========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                   GE Variable Investment Trust Portfolios
                                ----------------------------------------------
                                                 GE          GE         GE
                                    GE      International   Fixed      Money
                                U.S. Equity    Equity      Income     Market
                                 Portfolio    Portfolio   Portfolio  Portfolio
                                ----------- ------------- ---------  ---------
Units outstanding, 12/31/96....   558,978      149,105     253,249    147,357
Units purchased................    17,293        4,870       1,453      9,686
Units redeemed.................   (37,907)      (8,165)    (27,725)   (40,900)
Units exchanged................  (538,364)    (145,810)   (226,977)  (116,143)
                                 --------     --------    --------   --------
Units outstanding, 12/31/97 ...       --           --          --         --
                                 ========     ========    ========   ========

 (c) Distributions

   The net investment income (loss) and realized capital gains of the Account are retained and reinvested within the Account.

 (d) Federal Income Taxes

   The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

 (e) Use of Estimates

   Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions and Contract Charges

   Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. Withdrawals charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

   Each year GECA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GECA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GECA assumes.

   Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

   Units are not assigned to purchases made by GECA and no contract charges are assessed against GECA's net assets.

   GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds,
 .55% for the U.S. Equity Fund, .65% for the Value Equity and Premier Growth Equity Funds, and 1.00%

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 1999


(3) Related Party Transactions and Contract Charges -- Continued

for the International Equity Fund. Prior to December 12, 1997, GNA Capital Management, Inc., a wholly-owned subsidiary of GNA Corporation, served as investment advisor to the GNA Variable Investment Trust Portfolios (VST portfolios) and GE Investment Management Incorporated served as investment advisor of the GE Variable Investment Trust Portfolios (VIT portfolios). The VST portfolios paid GNA Capital Management, Inc. a fee based upon each portfolio's daily net assets, calculated at an effective annual rate of .40% to .80% depending on the type of portfolio and the portfolio's combined average daily net assets. The VIT portfolios paid GE Investment Management Incorporated a fee based upon each portfolio's daily net assets, calculated at an effective annual rate of .30% to .85% depending on the nature of the portfolio.